Financial instruments and risk management - Sensitivity analysis for foreign currency risk (Details) - Foreign currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	1.00%
Reasonably possible decrease in risk variable, percent	1.00%
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	$ 14	$ 15
Euro | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	(3)	(1)
Euro | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	8	8
Euro | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	9	8
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	2,403	2,597
CAD | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	(3)	(3)
CAD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	2,387	2,579
CAD | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	$ 19	$ 21